Shareholder Fees	Sep. 30, 2021
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	1.00%
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class I
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	1.00%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class I
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none

[1]	Shares purchased by shareholders who owned shares on December 31, 1997 will be subject to a sales charge as described under “Purchasing Shares” in this Prospectus.